SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	4,386,234	2,822,789
Weighted average exercise price, beginning balance	$ 6.58	$ 8.85
Number of warrants exercise	(1,330,300)	(36,800)
Number of warrants outstanding, beginning balance	4,928,329	4,386,234
Weighted average exercise price, ending balance	$ 6.17	$ 6.58
March 2023 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		413,785
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		885,838
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued		300,622
January 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	651,062
July 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	1,200,000
October 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	21,333